TAXATION (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Before Income Taxes
	For the Years Ended December 31,
	2014	2015	2016
	US$	US$	US$
PRC	365,370	(5,008)	(136,773)
Non-PRC	(30,544)	(16,030)	(7,878)

	334,826	(21,038)	(144,651)

Income Tax Expenses Benefits
	For the Years Ended December 31,
	2014	2015	2016
	US$	US$	US$
Current tax expense	54,270	26,456	27,685
Deferred tax expense (benefit)	27,339	(32,361)	(2,701)

	81,609	(5,905)	24,984

Reconciliation Between Income Tax Expense and Amount Computed by Applying Statutory Tax Rate
	For the Years Ended December 31,
	2014	2015	2016
	US$	US$	US$
Income (loss) before income taxes	334,826	(21,038)	(144,651)
Income tax at applicable tax rate of 25%	83,707	(5,260)	(36,163)
Effect of international tax rate differences	4,208	847	(598)
Non-deductible expenses	10,337	2,145	18,891
Effect of tax holidays or preferential tax rates	(54,757)	(5,985)	(5,759)
Effect of tax rate changes	(4,769)	-	-
Investment basis difference in the PRC Domestic Entities	3,884	(335)	(2,757)
Withholding tax	23,164	(30,578)	-
Research and development super-deduction	(2,284)	(1,667)	-
Changes in valuation allowance	(82)	28,041	30,856
Unrecognized tax benefits	393	(8,133)	-
Changes in interest and penalties on unrecognized tax benefits	17,808	15,020	15,270

	81,609	(5,905)	24,984

Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties
	As of December 31,

	2014	2015	2016
	US$	US$	US$

Balance at beginning of year	24,756	50,983	70,296
Increase relating to prior year tax positions	26,307	32,227	5,070
Increase relating to current year tax positions	-	5,124	4,769
Decrease relating to reversal of prior years’ tax position	-	(14,059)	-
Decrease relating to expiration of applicable statute of limitations	-	(1,787)	-
Foreign currency translation adjustments	(80)	(2,192)	(1,202)

Balance at end of year	50,983	70,296	78,933

Aggregate Amount and Effect of Tax Holidays and Preferential Tax Rates
	For the Years Ended December 31,
	2014	2015	2016
	US$	US$	US$

The aggregate amount	(54,757)	(5,985)	(5,759)
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
-Basic	0.67	0.07	0.06
-Diluted	0.59	0.07	0.06

Components of Deferred Taxes
	As of December 31,
	2015	2016
	US$	US$

Deferred tax assets
Net operating losses	34,807	63,084
Impairment of funds receivable	-	348
Impairment of loans receivable	-	65
Overcharged advertising and promotion fee	-	90
Share based compensation	4,263	5,351
Less: Valuation allowance	(33,580)	(64,166)

Total deferred tax assets, net	5,490	4,915

Deferred tax liabilities
Investment basis in the PRC entities	(62,224)	(57,413)
BaoAn Acquisition – Property	(14,407)	(13,011)

Deferred tax liabilities	(76,631)	(70,424)